Stockholders' Equity - Market Capitalization (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative
Gains on revaluation of derivative liabilities	$ 202,000	$ (430,000)	$ 3,550,000	$ (430,000)	$ 2,590,000	$ 460,000
Maximum | Metuchen
Collaborative Arrangement and Arrangement Other than Collaborative
Milestone earnout payments (in shares)					400,000
Market Capitalization/Gross Proceeds Earnout Payments | Metuchen
Collaborative Arrangement and Arrangement Other than Collaborative
Fair value of the derivative liability						0
Gains on revaluation of derivative liabilities						$ 500,000
Market Capitalization/Gross Proceeds Earnout Payments | Maximum | Metuchen
Collaborative Arrangement and Arrangement Other than Collaborative
Milestone earnout payments (in shares)					1,023,209